Document And Entity Information	Sep. 30, 2026	Apr. 02, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date		Sep. 24, 2026
Entity Registrant Name		TFS FINANCIAL CORPORATION
Entity Incorporation, State or Country Code		X1
Entity File Number		001-33390
Entity Tax Identification Number		52-2054948
Entity Address, Address Line One		7007 Broadway Ave.,
Entity Address, City or Town		Cleveland,
Entity Address, State or Province		OH
Entity Address, Postal Zip Code		44105
City Area Code		(216)
Local Phone Number		441-6000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		TFSL
Security Exchange Name		NASDAQ
Entity Central Index Key		0001381668
Current Fiscal Year End Date	--09-30
Amendment Flag		false